Commitments and Contingencies	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a) The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at September 30, 2018 are as follows:

	Total $	Remainder of 2018 $	2019 $
Consolidated LNG carrier newbuildings (i)	250,062	2,346	247,716
Equity-accounted joint ventures (ii)	578,811	53,102	525,709
	828,873	55,448	773,425

(i)
As at September 30, 2018, the Partnership had two LNG carrier newbuildings on order which are scheduled for delivery during 2019. These commitment amounts are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2017. The Partnership has secured $119 million of undrawn financing related to the remaining commitments for one of the two LNG carrier newbuildings included in the table above and is in the process of securing financing for its one unfinanced LNG carrier newbuilding prior to its delivery.

(ii)
The commitment amounts relating to the Partnership’s share of costs for newbuilding and other construction contracts in the Partnership’s equity-accounted joint ventures are based on the Partnership’s ownership percentage in each respective joint venture as of September 30, 2018. These commitments are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2017. Based on the Partnership's ownership percentage in each respective joint venture, the Partnership's equity-accounted joint ventures have secured $519 million of undrawn financing related to the Partnership's proportionate share of the remaining commitments included in the table above.

b) Management is required to assess whether the Partnership will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. The Partnership completed a number of financings and refinancings over the past 12 months, as well as the Partnership's refinancing and upsizing of its $190 million revolving credit facility with a new $225 million revolving credit facility in early-November 2018 (see Note 17b). Based on the Partnership’s liquidity at the date these consolidated financial statements were issued and the liquidity it expects to generate from operations over the following year, the Partnership estimates that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.

c) The Partnership owns a 70% interest in the Teekay Nakilat Joint Venture, which wholly owns a subsidiary that was the lessee under three separate 30-year capital lease arrangements with a third party for three LNG carriers (or the RasGas II LNG Carriers). Under the terms of the leases, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases in 2006 and subsequently adjusted to maintain the lessor's agreed after-tax margin. On December 22, 2014, the Teekay Nakilat Joint Venture terminated the leasing of the RasGas II LNG Carriers; however, the joint venture remained obligated to the lessor for changes in tax treatment.

The UK taxing authority (or HMRC) has been challenging the use by third parties of similar lease structures in the United Kingdom courts. One of those challenges was eventually decided in favor of HMRC (Lloyds Bank Equipment Leasing No. 1 or LEL1), with the lessor and lessee choosing not to appeal further. The LEL1 tax case concluded that capital allowances are not available to the lessor. On the basis of this conclusion, HMRC is now asking lessees on other leases, including the Teekay Nakilat Joint Venture, to accept that capital allowances are not available to their lessors. Under the terms of the Teekay Nakilat Joint Venture lease, the lessor is entitled to make a determination that additional rentals are due, even where a court has not made a determination on whether capital allowances are available or where discussions are otherwise ongoing with HMRC on the matter (such that additional rentals paid may be rebated in due course if the final tax position is not as determined by the lessor). On May 10, 2018, the lessor made a determination that additional rentals are due under the leases. As a result, during the nine months ended September 30, 2018, the Teekay Nakilat Joint Venture recognized an additional tax indemnification guarantee liability of GBP 37.9 million or $53.0 million, included as part of other income (expense) in the Partnership's consolidated statements of income (loss). In June 2018, the Teekay Nakilat Joint Venture partially paid the tax indemnification guarantee liability by releasing its $7.0 million deposit it had made with the lessor. In July and August 2018, the Teekay Nakilat Joint Venture paid the remaining balance of the tax indemnification guarantee liability which was $56.0 million, based on the GBP/USD foreign currency exchange rate at the time the payments were made.